RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in Consolidated Balance Sheet:
Other assets	$ 7.0	$ 22.3
Postretirement health care and pension benefits.	(1,220.5)	(1,173.4)
Amounts recognized in Accumulated Other Comprehensive Loss:
Accumulated other comprehensive loss, net of tax	613.8	481.3
Change in Accumulated Other Comprehensive Loss:
Other comprehensive loss (income)	131.2	87.3	(33.6)
Non-qualified plans
Projected Benefit Obligation
Projected benefit obligation, end of year	110.0	94.0
U.S. PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,889.2	1,683.5
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,892.4	1,154.7
Service cost	50.5	46.7	50.6
Interest	89.3	63.4	62.6
Plan amendments	(24.8)
Actuarial loss (gain)	173.0	128.9
Assumed through acquisitions		537.4
Benefits paid	(75.3)	(38.7)
Projected benefit obligation, end of year	2,105.1	1,892.4	1,154.7
Plan Assets
Fair value of plan assets, beginning of year	1,352.1	988.9
Actual returns on plan assets	174.0	7.3
Company contributions	182.7	104.4
Assumed through Nalco merger		290.2
Benefits paid	(75.3)	(38.7)
Fair value of plan assets, end of year	1,633.5	1,352.1	988.9
Funded Status, end of year	(471.6)	(540.3)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(9.8)	(10.6)
Postretirement health care and pension benefits.	(461.8)	(529.7)
Net liability	(471.6)	(540.3)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	769.1	690.4
Unrecognized net prior service costs (benefits)	(54.5)	(33.9)
Tax benefit	(273.0)	(251.7)
Accumulated other comprehensive loss, net of tax	441.6	404.8
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(45.1)	(31.8)
Amortization of prior service costs (benefits)	4.2	4.2
Current period net actuarial loss (gain)	126.2	222.2
Current period prior service costs (benefits)	(24.8)
Settlement	(2.4)
Tax expense (benefit)	(21.3)	(72.4)
Other comprehensive loss (income)	36.8	122.2
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	62.3
Net prior service costs/(benefits)	(6.9)
Total	55.4
INTERNATIONAL PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,075.2	896.0
Projected Benefit Obligation
Projected benefit obligation, beginning of year	978.6	579.4
Service cost	29.6	23.1	18.9
Interest	48.3	28.2	26.7
Participant contributions	4.1	3.7
Curtailments and settlements	(4.8)	(5.4)
Plan amendments	(8.3)	(3.7)
Actuarial loss (gain)	165.5	(43.0)
Assumed through acquisitions	6.9	402.8
Benefits paid	(35.2)	(26.3)
Foreign currency translation	(4.1)	19.8
Projected benefit obligation, end of year	1,180.6	978.6	579.4
Plan Assets
Fair value of plan assets, beginning of year	612.6	318.5
Actual returns on plan assets	57.3	9.7
Company contributions	52.5	44.0
Participant contributions	4.1	3.7
Assumed through Nalco merger		257.6
Settlements	(3.5)	(4.3)
Benefits paid	(35.2)	(26.3)
Foreign currency translation	1.5	9.7
Fair value of plan assets, end of year	689.3	612.6	318.5
Funded Status, end of year	(491.3)	(366.0)
Amounts recognized in Consolidated Balance Sheet:
Other assets	7.0	22.3
Other current liabilities	(13.1)	(11.4)
Postretirement health care and pension benefits.	(485.2)	(376.9)
Net liability	(491.3)	(366.0)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	241.3	102.8
Unrecognized net prior service costs (benefits)	(7.1)	(2.5)
Tax benefit	(67.1)	(30.8)
Accumulated other comprehensive loss, net of tax	167.1	69.5
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(6.2)	(8.1)
Amortization of prior service costs (benefits)	(0.3)	(0.1)
Current period net actuarial loss (gain)	143.4	(30.2)
Current period prior service costs (benefits)	(4.3)	(3.7)
Tax expense (benefit)	(36.3)	10.5
Foreign currency translation	1.3	6.6
Other comprehensive loss (income)	97.6	(25.0)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	11.1
Net prior service costs/(benefits)	(0.5)
Total	10.6
U.S. POSTRETIREMENT HEALTH CARE
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	281.5	277.3
Projected Benefit Obligation
Projected benefit obligation, beginning of year	277.3	159.4
Service cost	5.1	2.2	2.0
Interest	12.9	9.0	8.8
Participant contributions	10.0	4.4
Medicare subsidies received	1.9	0.7
Plan amendments	(1.8)	0.1
Actuarial loss (gain)	0.7	(6.2)
Assumed through acquisitions		121.4
Benefits paid	(24.6)	(13.7)
Projected benefit obligation, end of year	281.5	277.3	159.4
Plan Assets
Fair value of plan assets, beginning of year	16.6	19.6
Actual returns on plan assets	1.9	0.2
Company contributions	19.7	8.2
Participant contributions	1.5	2.3
Benefits paid	(24.6)	(13.7)
Fair value of plan assets, end of year	15.1	16.6	19.6
Funded Status, end of year	(266.4)	(260.7)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(7.4)	(8.0)
Postretirement health care and pension benefits.	(259.0)	(252.7)
Net liability	(266.4)	(260.7)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	12.3	12.9
Unrecognized net prior service costs (benefits)	(1.5)	0.3
Tax benefit	(5.7)	(6.2)
Accumulated other comprehensive loss, net of tax	5.1	7.0
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(0.4)	(0.2)
Amortization of prior service costs (benefits)	(0.1)	(0.1)
Current period net actuarial loss (gain)	(0.1)	(5.0)
Current period prior service costs (benefits)	(1.8)	0.1
Tax expense (benefit)	0.5	1.9
Other comprehensive loss (income)	(1.9)	(3.3)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	0.6
Net prior service costs/(benefits)	(0.3)
Total	$ 0.3